Short-term Bank Loan	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Debt Disclosure [Abstract]
Short-term Bank Loan
9.	SHORT-TERM BANK LOAN

In September 2018, HSW, a subsidiary of the Company entered into a facility agreement with Dongguan Agricultural Commercial Bank and obtained a line of credit, which allows the Company to borrow up to approximately $212,334 (RMB1,500,000) for daily operations with fixed interest rate of 6.96% per annum. The loans are guaranteed at no cost by legal representative of HSW. In September 2020, the Company fully repaid the outstanding loan and this line of credit was cancelled (March 31, 2020: $211,868).

In August 2019, HSW entered into a facility agreement with Agricultural Bank of China and obtained a line of credit, which allows the Company to borrow up to approximately $153,172 (RMB1,000,000) for daily operations. The loans are guaranteed at no cost by the legal representative of HSW. As of December 31, 2020, the Company has borrowed $153,172 (RMB1,000,000) (March 31, 2020: $141,246) under this line of credit with various annual interest rates from 4.84% to 4.9%. The outstanding loan balance will be due on March 31, 2021.

In August 2020, DT entered into a new facility agreement with Webank and obtained a credit facility of $88,358 (RMB600,000) for daily operations with various annual interest rate from 16.2% to 16.29%. The loans are guaranteed at no cost by the legal representative of DT. The loan borrowing was $86,886 (RMB590,000) as of September 30, 2020 (March 31, 2020: Nil). The loan was transferred to the buyer with the disposal of DT on September 30, 2020.

10.	SHORT-TERM BANK LOAN

In September 2018, HSW, a subsidiary of the Company entered into a facility agreement with Dongguan Agricultural Commercial Bank and obtained a line of credit, which allows the Company to borrow up to approximately $212,334 (RMB1,500,000) for daily operations with fixed interest rate of 6.96% per annum. The loans are guaranteed at no cost by legal representative of HSW. As of March 31, 2020, the Company has borrowed $211,868 (RMB1,500,000) under this line of credit. In September 2020, the Company fully repaid the outstanding loan and this line of credit was cancelled.

In August 2019, HSW entered into a facility agreement with Agricultural Bank of China and obtained a line of credit, which allows the Company to borrow up to approximately $147,264 (RMB1,000,000) for daily operations. The loans are guaranteed at no cost by the legal representative of HSW. As of March 31, 2020, the Company has borrowed $141,246 (RMB1,000,000) under this line of credit with various annual interest rates from 4.84% to 4.9%.   The outstanding loan balance will be due on March 31, 2021.